PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of January 31, 2023 (unaudited)
Description	Shares	Value
Long-Term Investments 98.5%
Common Stocks
Aerospace & Defense 2.1%
General Dynamics Corp.	17,900	$4,171,774
Howmet Aerospace, Inc.	42,400	1,725,256
Lockheed Martin Corp.	7,033	3,258,108
Raytheon Technologies Corp.	50,900	5,082,365
Textron, Inc.	9,300	677,505
		14,915,008
Air Freight & Logistics 0.6%
FedEx Corp.	22,900	4,439,394
Airlines 1.0%
Alaska Air Group, Inc.*	73,200	3,758,088
Delta Air Lines, Inc.*	77,700	3,038,070
		6,796,158
Auto Components 0.8%
BorgWarner, Inc.	94,500	4,467,960
Dana, Inc.	59,600	1,081,144
		5,549,104
Automobiles 2.5%
Ford Motor Co.	43,000	580,930
General Motors Co.	120,000	4,718,400
Tesla, Inc.*	70,900	12,281,298
		17,580,628
Banks 4.2%
Bank of America Corp.	117,000	4,151,160
Citigroup, Inc.	116,978	6,108,591
Citizens Financial Group, Inc.	53,100	2,300,292
JPMorgan Chase & Co.	33,881	4,741,985
Truist Financial Corp.	81,200	4,010,468
U.S. Bancorp	4,600	229,080
Wells Fargo & Co.	171,900	8,056,953
		29,598,529

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Beverages 2.4%
Coca-Cola Co. (The)	134,800	$8,265,936
PepsiCo, Inc.	49,200	8,414,184
		16,680,120
Biotechnology 2.3%
AbbVie, Inc.	27,651	4,085,435
Amgen, Inc.	5,900	1,489,160
Biogen, Inc.*	6,500	1,890,850
Gilead Sciences, Inc.	56,972	4,782,230
Vertex Pharmaceuticals, Inc.*	12,200	3,941,820
		16,189,495
Capital Markets 2.7%
Bank of New York Mellon Corp. (The)	82,900	4,192,253
Charles Schwab Corp. (The)	36,100	2,794,862
Goldman Sachs Group, Inc. (The)	18,877	6,905,395
LPL Financial Holdings, Inc.	1,000	237,120
Morgan Stanley	39,800	3,873,734
State Street Corp.	7,400	675,842
		18,679,206
Chemicals 1.4%
Albemarle Corp.(a)	13,300	3,743,285
LyondellBasell Industries NV (Class A Stock)	48,500	4,689,465
Sherwin-Williams Co. (The)	7,400	1,750,766
		10,183,516
Communications Equipment 1.3%
Arista Networks, Inc.*	6,100	768,722
Cisco Systems, Inc.	163,382	7,951,802
CommScope Holding Co., Inc.*	27,200	228,480
		8,949,004
Construction Materials 0.8%
Eagle Materials, Inc.	20,200	2,950,816
Vulcan Materials Co.	14,600	2,676,618
		5,627,434

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Consumer Finance 0.6%
American Express Co.	1,300	$227,409
Capital One Financial Corp.(a)	20,200	2,403,800
Synchrony Financial	48,000	1,763,040
		4,394,249
Containers & Packaging 0.6%
Westrock Co.	99,400	3,900,456
Distributors 0.2%
LKQ Corp.	18,000	1,061,280
Diversified Financial Services 1.2%
Berkshire Hathaway, Inc. (Class B Stock)*	27,774	8,652,156
Diversified Telecommunication Services 1.2%
AT&T, Inc.	349,435	7,117,991
Verizon Communications, Inc.	40,150	1,669,035
		8,787,026
Electric Utilities 1.2%
Avangrid, Inc.	17,300	729,541
Duke Energy Corp.	15,200	1,557,240
Exelon Corp.	100,145	4,225,118
NRG Energy, Inc.	51,200	1,752,064
		8,263,963
Electrical Equipment 0.5%
Acuity Brands, Inc.	4,400	829,488
Emerson Electric Co.	5,600	505,232
Encore Wire Corp.	6,400	1,033,152
Hubbell, Inc.	6,400	1,465,024
		3,832,896
Electronic Equipment, Instruments & Components 0.0%
Sanmina Corp.*	4,600	280,278
Energy Equipment & Services 1.1%
Halliburton Co.	113,300	4,670,226

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Energy Equipment & Services (cont’d.)
Schlumberger Ltd.	49,400	$2,814,812
U.S. Silica Holdings, Inc.*	31,200	381,888
		7,866,926
Entertainment 2.1%
Electronic Arts, Inc.	31,800	4,092,024
Live Nation Entertainment, Inc.*	21,300	1,714,437
Netflix, Inc.*	18,600	6,581,796
Walt Disney Co. (The)*	22,000	2,386,780
		14,775,037
Equity Real Estate Investment Trusts (REITs) 2.0%
American Tower Corp.	4,800	1,072,272
Apple Hospitality REIT, Inc.	73,600	1,304,928
DiamondRock Hospitality Co.	123,800	1,192,194
Equinix, Inc.	1,700	1,254,821
Hudson Pacific Properties, Inc.	125,700	1,431,723
iStar, Inc.	118,700	1,101,536
Park Hotels & Resorts, Inc.	46,000	676,660
Piedmont Office Realty Trust, Inc. (Class A Stock)	22,200	235,320
Public Storage	8,500	2,586,890
Simon Property Group, Inc.	5,600	719,376
Ventas, Inc.	43,300	2,243,373
		13,819,093
Food & Staples Retailing 0.8%
Albertson’s Cos., Inc. (Class A Stock)	98,700	2,092,440
Costco Wholesale Corp.	2,100	1,073,394
Kroger Co. (The)	32,200	1,437,086
Walmart, Inc.	5,400	776,898
		5,379,818
Food Products 1.8%
Archer-Daniels-Midland Co.	50,300	4,167,355
Bunge Ltd.	3,100	307,210
Hershey Co. (The)	1,800	404,280
Lamb Weston Holdings, Inc.	8,900	889,021
Mondelez International, Inc. (Class A Stock)	39,300	2,571,792

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Food Products (cont’d.)
Pilgrim’s Pride Corp.*	17,100	$415,188
Tyson Foods, Inc. (Class A Stock)	58,400	3,839,800
		12,594,646
Gas Utilities 0.2%
UGI Corp.(a)	33,000	1,314,390
Health Care Equipment & Supplies 2.3%
Abbott Laboratories	49,700	5,494,335
Baxter International, Inc.	14,000	639,660
Dexcom, Inc.*	31,800	3,405,462
Medtronic PLC	45,400	3,799,526
Zimmer Biomet Holdings, Inc.	19,900	2,534,066
		15,873,049
Health Care Providers & Services 4.0%
Cardinal Health, Inc.	19,500	1,506,375
Centene Corp.*	16,200	1,235,088
Cigna Corp.	19,300	6,111,731
CVS Health Corp.	60,900	5,372,598
Elevance Health, Inc.	800	399,992
Humana, Inc.	1,700	869,890
Molina Healthcare, Inc.*	2,000	623,660
UnitedHealth Group, Inc.	24,600	12,280,074
		28,399,408
Hotels, Restaurants & Leisure 2.8%
Booking Holdings, Inc.*	2,200	5,355,020
Darden Restaurants, Inc.	10,500	1,553,685
Expedia Group, Inc.*	2,200	251,460
Hilton Worldwide Holdings, Inc.	5,800	841,522
Marriott International, Inc. (Class A Stock)	29,500	5,138,310
McDonald’s Corp.	2,500	668,500
Starbucks Corp.	55,200	6,024,528
		19,833,025
Household Products 1.3%
Colgate-Palmolive Co.	49,100	3,659,423
Procter & Gamble Co. (The)	36,686	5,223,353
		8,882,776

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Independent Power & Renewable Electricity Producers 0.7%
AES Corp. (The)	79,400	$2,176,354
Vistra Corp.	116,500	2,686,490
		4,862,844
Industrial Conglomerates 1.5%
3M Co.	40,600	4,672,248
General Electric Co.	22,300	1,794,704
Honeywell International, Inc.	20,900	4,357,232
		10,824,184
Insurance 2.1%
American International Group, Inc.	43,400	2,743,748
Chubb Ltd.	27,100	6,164,979
Hartford Financial Services Group, Inc. (The)	11,300	876,993
Marsh & McLennan Cos., Inc.	1,200	209,892
Progressive Corp. (The)	34,100	4,649,535
		14,645,147
Interactive Media & Services 4.6%
Alphabet, Inc. (Class A Stock)*	129,380	12,787,919
Alphabet, Inc. (Class C Stock)*	123,060	12,290,002
Meta Platforms, Inc. (Class A Stock)*	47,180	7,028,405
		32,106,326
Internet & Direct Marketing Retail 2.1%
Amazon.com, Inc.*	143,040	14,751,715
IT Services 3.8%
Accenture PLC (Class A Stock)	7,959	2,220,959
Automatic Data Processing, Inc.	21,500	4,854,915
Fidelity National Information Services, Inc.	5,100	382,704
Gartner, Inc.*	1,700	574,838
International Business Machines Corp.(a)	11,730	1,580,383
Mastercard, Inc. (Class A Stock)	23,900	8,857,340
PayPal Holdings, Inc.*	18,700	1,523,863
Visa, Inc. (Class A Stock)(a)	29,625	6,819,971
		26,814,973
Life Sciences Tools & Services 1.1%
Agilent Technologies, Inc.	2,300	349,784

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Life Sciences Tools & Services (cont’d.)
Danaher Corp.	10,200	$2,696,676
Sotera Health Co.*(a)	84,400	1,455,056
Thermo Fisher Scientific, Inc.	6,114	3,486,998
		7,988,514
Machinery 2.2%
AGCO Corp.	4,700	649,210
Caterpillar, Inc.	18,100	4,566,449
Deere & Co.	9,900	4,186,116
IDEX Corp.	2,100	503,328
PACCAR, Inc.	46,400	5,071,984
Terex Corp.	13,000	662,610
		15,639,697
Media 0.1%
Comcast Corp. (Class A Stock)	5,600	220,360
DISH Network Corp. (Class A Stock)*	18,000	259,020
Liberty Broadband Corp. (Class C Stock)*	3,100	278,318
		757,698
Multi-Utilities 1.0%
Dominion Energy, Inc.	21,400	1,361,896
DTE Energy Co.	22,200	2,583,414
Sempra Energy	17,400	2,789,742
		6,735,052
Oil, Gas & Consumable Fuels 4.6%
Chevron Corp.	19,900	3,462,998
ConocoPhillips	44,200	5,386,654
CONSOL Energy, Inc.	66,100	3,822,563
Diamondback Energy, Inc.	2,700	394,524
Exxon Mobil Corp.	77,900	9,037,179
Marathon Petroleum Corp.	37,300	4,793,796
Valero Energy Corp.	39,000	5,461,170
		32,358,884
Pharmaceuticals 4.7%
Bristol-Myers Squibb Co.	62,300	4,526,095
Eli Lilly & Co.	9,400	3,235,010
Jazz Pharmaceuticals PLC*	1,500	234,990

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Pharmaceuticals (cont’d.)
Johnson & Johnson	51,958	$8,490,976
Merck & Co., Inc.	88,900	9,548,749
Pfizer, Inc.	152,300	6,725,568
		32,761,388
Real Estate Management & Development 0.1%
Opendoor Technologies, Inc.*	345,300	756,207
Road & Rail 0.1%
CSX Corp.	10,000	309,200
Union Pacific Corp.	2,500	510,475
		819,675
Semiconductors & Semiconductor Equipment 4.9%
Analog Devices, Inc.	2,800	480,116
Broadcom, Inc.	12,900	7,546,629
Intel Corp.	201,541	5,695,549
Microchip Technology, Inc.	37,900	2,941,798
NVIDIA Corp.	24,700	4,825,639
NXP Semiconductors NV (China)	25,400	4,681,474
ON Semiconductor Corp.*	12,100	888,745
Photronics, Inc.*	109,100	1,976,892
QUALCOMM, Inc.	40,600	5,408,326
		34,445,168
Software 8.9%
Adobe, Inc.*	20,783	7,696,776
Autodesk, Inc.*	1,600	344,256
Microsoft Corp.	151,984	37,663,155
Oracle Corp.	13,379	1,183,507
Paycom Software, Inc.*	10,500	3,401,370
Roper Technologies, Inc.	9,900	4,224,825
Salesforce, Inc.*	7,000	1,175,790
ServiceNow, Inc.*	4,700	2,139,111
Synopsys, Inc.*	14,100	4,987,875
		62,816,665
Specialty Retail 1.6%
Bath & Body Works, Inc.	25,700	1,182,457
Chico’s FAS, Inc.*	50,500	266,135
Home Depot, Inc. (The)	12,400	4,019,708

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail (cont’d.)
Lowe’s Cos., Inc.	1,100	$229,075
O’Reilly Automotive, Inc.*	800	633,880
TJX Cos., Inc. (The)	6,400	523,904
Ulta Beauty, Inc.*	7,900	4,060,284
		10,915,443
Technology Hardware, Storage & Peripherals 6.3%
Apple, Inc.	287,180	41,437,202
Hewlett Packard Enterprise Co.	179,000	2,887,270
		44,324,472
Textiles, Apparel & Luxury Goods 0.4%
Lululemon Athletica, Inc.*	4,400	1,350,272
PVH Corp.(a)	19,800	1,780,020
		3,130,292
Tobacco 0.4%
Philip Morris International, Inc.	27,400	2,856,176
Trading Companies & Distributors 0.8%
Boise Cascade Co.	8,800	659,736
GMS, Inc.*	31,400	1,862,648
United Rentals, Inc.*	600	264,570
Veritiv Corp.(a)	10,200	1,275,408
W.W. Grainger, Inc.	2,600	1,532,648
WESCO International, Inc.*	1,500	223,515
		5,818,525
Water Utilities 0.1%
American Water Works Co., Inc.	5,000	782,450
Wireless Telecommunication Services 0.4%
T-Mobile US, Inc.*	19,400	2,896,614

Total Long-Term Investments (cost $542,812,901)		692,906,177

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value

Short-Term Investments 3.4%
Affiliated Mutual Fund 1.9%
PGIM Institutional Money Market Fund (cost $13,097,391; includes $13,043,213 of cash collateral for securities on loan)(b)(we)	13,104,380	$13,101,759

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) 0.1%
U.S. Treasury Bills (cost $746,206)	4.281%	03/16/23	750	746,001

	Shares
Unaffiliated Fund 1.4%
Dreyfus Government Cash Management (Institutional Shares) (cost $10,052,031)		10,052,031	10,052,031

Total Short-Term Investments (cost $23,895,628)				23,899,791

TOTAL INVESTMENTS 101.9% (cost $566,708,529)		716,805,968
Liabilities in excess of other assets(z) (1.9)%				(13,060,145)

Net Assets 100.0%				$703,745,823

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust
S&P—Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $13,098,424; cash collateral of $13,043,213 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Futures contracts outstanding at January 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
51	S&P 500 E-Mini Index	Mar. 2023	$10,429,500	$279,940
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).